Capital Stock	12 Months Ended
Aug. 31, 2020
Notes To Financial Statements [Abstract]
Capital Stock

6.   Capital Stock

Share Capital

The Company’s Restated Articles of Incorporation authorize the Company to issue an unlimited number of common shares.

	Number	Amount ($) ($)
Balance at September 1, 2018	125,162,803	$ 127,003,132
Issued for private placements, net of share issue costs	13,435,503	8,911,230
Shares issued for interest on gold and convertible loans	1,836,229	699,651
Shares issued for settlement of convertible and gold loans (Note 21 and 23)	7,789,895	2,781,473
Transfer of conversion component on conversion of convertible loans	-	1,402,631
Finders fees on convertible and gold bullion loans (Note 21 and 23)	686,446	581,181
Stock options exercised	63,333	26,333
Transfer of reserve on exercise of stock options	-	27,722
Warrants exercised	85,127	215,000
Issued for legal appeal (Note 18)	1,332,222	603,556
Balance at August 31, 2019	150,391,558	$ 142,251,909
Issued for cash, net of share issue costs	6,768,634	4,634,051
Shares issued for settlement of convertible and gold loans (Note 21 and 23)	29,267,417	15,307,441
Transfer of conversion component on conversion of convertible loans	-	5,760,022
Shares issued for interest on gold and convertible loans	1,463,855	785,148
Shares issued for services	5,623,000	4,329,710
Finders fees on convertible and gold bullion loans (Note 21 and 23)	1,025,762	642,095
Warrants exercised	5,434,896	4,686,444
Balance at August 31, 2020	199,975,122	$ 178,396,820

Activity during the year ended August 31, 2020:

During the year ended August 31, 2020, the Company issued 6,768,674 common shares at an average price of USD $0.575 per common share, raising an aggregate net proceeds, net of share issue costs of $503,934, of $4,634,051 (US $3,559,000).

During the year ended August 31, 2020, 4,017,857 warrants expiring on September 26, 2021 were exercised by way of cashless exercise into 5,434,896 common shares of the Company which resulted in the transfer of the associated value of $4,686,444 from warrant liability to share capital.

During the year ended August 31, 2020, 1,463,855 shares were issued at an average price of $0.54 per share for total issued value of $785,148 for payment of interest (see Notes 21 and 23 for details).

On April 15, 2020 the Company issued 5,623,000 common shares at a price of $0.75 per share with total value of $4,329,710 for compensation to various officers, directors, consultants and employees.

Activity during the year ended August 31, 2019:

During the year ended August 31, 2019, the Company issued 13,435,503 common shares at an average price of US $0.53 per common share, raising an aggregate net proceeds, net of share issue costs of $349,709, of $8,911,230 (US $7,158,934).

During the year ended August 31, 2019, 257,143 warrants expiring on December 9, 2019 were exercised by way of cashless exercise into 85,127 common shares of the Company which resulted in the transfer of the associated value of $215,000 from reserve for warrants to share capital.

During the year ended August 31, 2019, 1,836,229 shares were issued at an average price of $0.38 per share for total issued value of $699,969 for payment of interest (see Notes 21 and 23 for details).

During the year ended August 31, 2019, the Company issued 686,446 common shares at a price of $0.85 per share for total issued value of $581,181 for payment of finders fees in connection with the convertible and gold bullion loans (see Notes 21 and 23 for details).

Warrant issuances:

Activity during the year ended August 31, 2020:

During the year ended August 31, 2020, the Company issued three-year warrants with an exercise price of USD $1.2125 to the debenture holders pursuant to the convertible debenture financing described in Note 24.

Activity during the year ended August 31, 2019:

There were no warrant issuances during the year ended August 31, 2019.

Warrants and Compensation Options outstanding:

At August 31, 2020, the following warrants and compensation warrants were outstanding:

	Number of Warrants	Exercise price	Expiry date
Private placement financing agent warrants - September 26, 2016	214,285	USD$0.9515	September 26, 2021
Private placement financing agent warrants - September 1, 2016	73,616	USD$0.8718	September 1, 2021
Convertible debenture warrants - July 27, 2020	3,002,037	USD$1.2125	July 27, 2023

Balance, August 31, 2020	3,289,938	-	-

The outstanding warrants have weighted average price of US$1.19 and weighted average remaining contractual life of 2.74 years.

Warrant liability:

Foreign currency denominated warrants (not including compensation warrants), are considered a derivative as they are not indexed solely to the entity’s own stock.

The warrant liability at August 31, 2020 and August 31, 2019 relates to the outstanding balance of nil and 4,017,857 warrants, respectively, which were issued as part of the September 26, 2016 private placement and are exercisable at the option of the holder into common shares for no consideration.  This cashless exercise right is only in effect if the current market price is less than the exercise price of US$1.10.  (Note 18)

Restricted share units:

The Restricted Stock Unit Plan (the “RSU Plan”) is intended to enhance the Company’s and its affiliates’ abilities to attract and retain highly qualified officers, directors, key employees and other persons, and to motivate such officers, directors, key employees and other persons to serve the Company and its affiliates and to expend maximum effort to improve the business results and earnings of the Company, by providing to such persons an opportunity to acquire or increase a direct proprietary interest in the operations and future success of the Company. To this end, the RSU Plan provides for the grant of restricted stock units (RSUs).  Each RSU represents an entitlement to one common share of the Company, upon vesting.  Under the RSU Plan, a maximum of 2,500,000 shares are authorized for issuance. RSU awards may, but need not, be subject to performance incentives to reward attainment of annual or long-term performance goals in accordance with the terms of the RSU Plan.  Any such performance goals are specified in the award agreement.

The Board of Directors implemented the RSU Plan under which officers, directors, employees and others are compensated for their services to the Company.  Annual compensation for outside directors is $68,750 per year, plus $6,875 per year for serving on Committees, plus $3,437 per year for serving as Chair of a Committee.  On April 11, 2012, the board approved that at the election of each individual director, up to one half of the annual compensation may be received in cash, paid quarterly.  The remainder of the director’s annual compensation (at least one half, and up to 100%) will be awarded as RSUs in accordance with the terms of the RSU Plan and shall vest within a minimum of one (1) year and a maximum of three (3) years, at the election of the director, subject to the conditions of the RSU Plan with respect to earlier vesting.   In 2012, the outside directors had the option to elect to receive 100% of their compensation in RSUs.  If 100% compensation in RSUs is elected, the compensation on which the number of RSUs granted in excess of the required one half shall be increased by 20%.

The Company uses the fair value method to recognize the obligation and compensation expense associated with the RSU’s. The fair value of RSU’s issued is determined on the grant date based on the market price of the common shares on the grant date multiplied by the number of RSUs granted. The fair value is expensed over the vesting term. Upon redemption of the RSU the carrying amount is recorded as an increase in common share capital and a reduction in the share based payment reserve.

Of the 2,500,000 shares authorized for issuance under the RSU Plan, 2,500,000 (August 31, 2019 - 2,500,000) shares have been issued as at August 31, 2020.

Stock options:

The Company has a stock option plan (the “Plan”) under which the Company may grant options to directors, officers, employees and consultants. The maximum number of common shares reserved for issue under the Plan at any point in time may not exceed 10% of the number of shares issued and outstanding.  The purpose of the Plan is to attract, retain and motivate directors, officers, employees, and certain third party service providers by providing them with the opportunity to acquire a proprietary interest in the Company and benefit from its growth. Options granted under the Plan are non-assignable and vest over various terms up to 24 months from the date of grant.  As at August 31, 2020, the Company had 7,022,512 (August 31, 2019 – 7,687,155) options available for issuance under the Plan.

The continuity of outstanding stock options for the years ended August 31, 2020 and 2019 is as follows:

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2018	7,432,000	0.41
Exercised	(63,333)	(0.42)
Cancelled	(16,667)	(0.43)
Balance – August 31, 2019 and August 31, 2020	7,352,000	$0.41

(i)On September 29, 2017, the Company granted 3,582,000 stock options to directors, officers and employees of the Company.  The options are exercisable at CAD$0.43 per share expiring on September 29, 2026.  The resulting fair value of $1,183,000 was estimated using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 76%; a risk-free interest rate of 1.98% and an expected average life of 9 years.  Volatility and expected life were based on historical experience. The options are subject to a vesting period whereby 1/3 of the options vest immediately, 1/3 vest on September 29, 2018 with the remaining 1/3 vesting on September 29, 2019.

Share based payments based on the portion vested during the year ended August 31, 2020 amounted to $11,000 (2019 - $233,000, 2018 - $939,000).

(ii)On January 2, 2018, the Company granted 100,000 stock options to a consultant of the Company.  The options are exercisable at CAD$0.35 per share expiring on January 2, 2028.  The resulting fair value of $31,000 was estimated using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 96%; a risk-free interest rate of 2.08% and an expected average life of 10 years.  Volatility and expected life were based on historical experience. The options are subject to a vesting period whereby 1/4 of the options vest every three months through to January 2, 2019.

Share based payments based on the portion vested during the year ended August 31, 2020 amounted to $nil (2019 - $3,000, 2018 - $27,000).

Stock options (continued)

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
Exercise price (1)	Number of options		Expiry	contractual
Outstanding $	Outstanding	Exercisable	date	life (years) (1)
CAD0.35	100,000	100,000	January 2, 2028	7.34
CAD0.40	3,720,000	2,480,000	September 29, 2026	6.08
CAD0.43	3,532,000	3,532,000	October 11, 2026	6.11
CAD0.41	7,352,000	6,112,000		6.11

(1)Total represents weighted average.